UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               ------------------
Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one):               [ ] is a restatement.
                                               [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:    Smithwood Advisers, LP
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Address: 1999 Avenue of the Stars, Suite 2040
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         Los Angeles, CA 90067
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Form 13F File Number: 28-11980
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Karen Tallman
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Title:   Chief Compliance Officer
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Phone:   (310) 286-2929
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Signature, Place, and Date of Signing:

/s/ Karen Tallman                    Los Angeles, CA           May 15, 2012
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    [Signature]                       [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all entries are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-___________________   ________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

REPORTING SUMMARY:


NUMBER OF OTHER INCLUDED MANAGERS:                       0
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FORM 13F INFORMATION TABLE ENTRY TOTAL:                 35
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FORM 13F INFORMATION TABLE VALUE TOTAL:            480,664
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LIST OF OTHER INCLUDED MANAGERS:                   NONE

                                                              VALUE     SHRS OR     SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT     PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
American Capital Ltd              COM               02503Y103    17,360   2,000,000   SH     SOLE                SOLE
Augusta Resource Corp             COM               050912203     9,216   3,369,500   SH     SOLE                SOLE
Beam Inc.                         COM               073730103    16,107     275,000   SH     SOLE                SOLE
BP PLC                            Sponsored ADR     055622104    45,000   1,000,000   SH     SOLE                SOLE
Caesars Entertainment Corp        COM               127686103     2,211     150,000   SH     SOLE                SOLE
Charter Communications Inc.       COM CL A          16117M305    19,035     300,000   SH     SOLE                SOLE
Chemtura Corp                     COM               163893209    33,960   2,000,000   SH     SOLE                SOLE
Cincinnati Bell Inc.              COM               171871106    24,120   6,000,000   SH     SOLE                SOLE
Citizens Republic Bancorp Inc     COM               174420307    11,563     740,771   SH     SOLE                SOLE
Delphi Automotive PLC             SHS               g27823106    15,800     500,000   SH     SOLE                SOLE
Dish Network Corp                 COM CL A          25470M109    19,758     600,000   SH     SOLE                SOLE
Dollar Thrifty Automotive Group   COM               256743105    28,335     350,200   SH     SOLE                SOLE
El Paso Corp                      COM               28336L109     7,388     250,000   SH     SOLE                SOLE
Energy Transfer Equity LP         COM               29273V100    12,090     300,000   SH     SOLE                SOLE
Graphic Packaging Holdings Co.    COM               388689101     2,169     392,900   SH     SOLE                SOLE
Greenlight Capital RE Ltd         COM CL A          G4095J109     2,463     100,000   SH     SOLE                SOLE
Hertz Global Holdings Inc.        COM               42805T105    30,080   2,000,000   SH     SOLE                SOLE
Hess Corporation                  COM               42809H107    29,475     500,000   SH     SOLE                SOLE
Information Services Group Inc.   COM               45675Y104     2,130   1,625,975   SH     SOLE                SOLE
Liz Claiborne Inc.                COM               539320101    53,440   4,000,000   SH     SOLE                SOLE
Medco Health Soluntions, Inc.     COM               58405U102    14,060     200,000   SH     SOLE                SOLE
Nielsen Holdings NV               COM               N63218106    22,183     736,000   SH     SOLE                SOLE
Seagate Technology PLC            SHS               G7945M107    29,327   1,088,000   SH     SOLE                SOLE
Jones Group Inc.                  COM               48020T101     6,280     500,000   SH     SOLE                SOLE
Thomas Properties Group, Inc.     COM               884453101     2,391     521,000   SH     SOLE                SOLE
Royal Bank Scotland Group PLC     ADR Pref Shs Q    780097754     1,686      99,225   SH     SOLE                SOLE
Royal Bank Scotland Group PLC     SP ADR Pref S     780097739     3,370     201,800   SH     SOLE                SOLE
Royal Bank Scotland Group PLC     SP ADR Pref T     780097713     3,108     163,582   SH     SOLE                SOLE
Ctrip Com Intl Ltd                PUT               22943F950     1,400       8,000   PUT    SOLE                SOLE
Exxon Mobile Corp                 PUT               30231G952       307       2,000   PUT    SOLE                SOLE
Green MTn Coffee Roasters Inc.    PUT               393122956     8,937       6,897   PUT    SOLE                SOLE
Dish Network Corp                 CALL              25470M909       310       1,000   CALL   SOLE                SOLE
General Motors Co                 CALL              37045V900       695       2,000   CALL   SOLE                SOLE
Seagate Technology PLC            CALL              G7945M907       684       3,500   CALL   SOLE                SOLE
Walgreen Co                       CALL              931422909     4,226      13,500   CALL   SOLE                SOLE
                                                                -------
TOTAL                                                           480,664
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